Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade and other current receivables	€ 16,551	€ 20,840
Expected loss (% net of counterpart risk mitigation factors)	12.40%	12.40%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 18,889	€ 23,794
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,338)	(2,954)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 4,876	€ 6,680
Expected loss (% net of counterpart risk mitigation factors)	0.40%	0.40%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,895	€ 6,703
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(19)	(23)
Performing receivables | Medium Risk
Trade and other receivables
Trade and other current receivables	€ 6,481	€ 9,378
Expected loss (% net of counterpart risk mitigation factors)	1.10%	1.80%
Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 6,553	€ 9,547
Performing receivables | Medium Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(72)	(169)
Performing receivables | High Risk
Trade and other receivables
Trade and other current receivables	€ 486	€ 376
Expected loss (% net of counterpart risk mitigation factors)	4.50%	3.80%
Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 509	€ 391
Performing receivables | High Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(23)	(15)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 2,269	€ 1,777
Expected loss (% net of counterpart risk mitigation factors)	42.40%	55.00%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,937	€ 3,953
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(1,668)	(2,176)
Plenitude customers
Trade and other receivables
Trade and other current receivables	€ 2,439	€ 2,629
Expected loss (% net of counterpart risk mitigation factors)	18.60%	17.80%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,995	€ 3,200
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(556)	(571)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	10,120	14,746
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,577	4,815
Business customers | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,303	7,970
Business customers | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	331	378
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	909	1,583
National Oil Companies and Public Administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,455	3,315
National Oil Companies and Public Administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	215	215
National Oil Companies and Public Administrations | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	634	852
National Oil Companies and Public Administrations | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	168
National Oil Companies and Public Administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,438	2,248
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,314	5,733
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,103	1,673
Other counterparties | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	616	725
Other counterparties | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	10	13
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	590	122
Other counterparties | Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,995	€ 3,200